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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act file number:   811-21553

ING Global Equity Dividend and Premium Opportunity Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd., Scottsdale, AZ 85258

(Address of principal executive offices)          (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	February 28
Date of reporting period:	May 31, 2005

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Global Equity Dividend and Premium Opportunity Fund

The schedules are not audited.

ING Global Equity Dividend and Premium Opportunity Fund		PORTFOLIO OF INVESTMENTS as of May 31, 2005 (Unaudited)
Shares		Value
COMMON STOCK: 96.2%
	AUSTRALIA: 7.1%
1,609,591	Australia & New Zealand Banking Group Ltd.	$26,119,956
1,552,890	Coca-Cola Amatil Ltd.	9,224,453
4,444,381	Foster's Group Ltd.	18,147,340
1,253,239	Santos Ltd.	9,551,417
612,898	Suncorp-Metway Ltd.	9,086,786
772,872	TABCORP Holdings Ltd.	9,163,695
642,021	Wesfarmers Ltd.	17,831,482
2,105,442	Westfield Group	26,761,285
		125,886,414
	BELGIUM: 2.3%
466,106	Belgacom SA	16,000,967
937,270	Fortis	25,583,838
		41,584,805
	BERMUDA: 1.0%
424,100	Frontline Ltd.	18,199,161
		18,199,161
	BRAZIL: 2.1%
518,764	Cia Siderurgica Nacional SA ADR	9,259,937
679,100	Petroleo Brasileiro SA ADR	28,454,290
		37,714,227
	CANADA: 1.5%
266,026	Enerplus Resources Fund	9,390,718
104,140	Fording Canadian Coal Trust	9,355,938
359,559	TransCanada Corp.	8,701,205
		27,447,861
	CHINA: 2.1%
12,314,000	Huaneng Power Intl., Inc.	8,791,262
43,716,000	PetroChina Co., Ltd.	28,103,083
		36,894,345
	DENMARK: 3.1%
918,900	Danske Bank A/S	26,456,341
630,300	TDC A/S	27,882,244
		54,338,585
	FINLAND: 1.5%
1,336,900	UPM-Kymmene Oyj	25,936,184
		25,936,184
	GERMANY: 1.5%
1,444,613	Deutsche Telekom AG	26,938,071
		26,938,071
	GREECE: 0.5%
333,840	OPAP SA	9,125,460
		9,125,460

	HONG KONG: 1.5%
1,559,500	CLP Holdings Ltd.	8,914,681
1,325,300	Hang Seng Bank Ltd.	17,768,508
		26,683,189
	IRELAND: 0.8%
896,419	Bank of Ireland	13,788,525
		13,788,525
	ISRAEL: 0.5%
2,504,117	Bank Hapoalim Ltd.	8,793,646
		8,793,646
	ITALY: 8.3%
3,873,455	Enel S.p.A.	34,960,781
1,421,567	ENI S.p.A.	36,530,791
858,214	Riunione Adriatica di Sicurta S.p.A.	16,604,184
600,000	Sanpaolo IMI S.p.A.	8,361,872
13,109,462	Telecom Italia S.p.A	34,805,476
3,138,832	UniCredito Italiano S.p.A.	16,301,919
		147,565,023
	NETHERLANDS: 3.9%
1,121,546	ABN AMRO Holding NV	26,134,982
435,733	Akzo Nobel NV	17,176,188
457,787	Royal Dutch Petroleum Co.	26,825,236
		70,136,406
	NEW ZEALAND: 1.0%
4,198,684	Telecom Corp. of New Zealand Ltd.	17,776,350
		17,776,350
	SINGAPORE: 0.5%
1,011,000	United Overseas Bank Ltd.	8,686,163
		8,686,163
	SOUTH AFRICA: 0.9%
3,824,273	FirstRand Ltd.	7,780,286
106,224	Impala Platinum Holdings Ltd.	9,006,630
		16,786,916
	SPAIN: 1.5%
1,200,430	Endesa SA	26,215,243
		26,215,243
	SWEDEN: 2.0%
457,200	Sandvik AB	18,178,120
436,500	Volvo AB	17,933,361
		36,111,481
	TAIWAN: 1.5%
2,967,821	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	27,333,631
		27,333,631
	THAILAND: 0.5%
1,423,600	Siam Cement PCL	8,534,138
		8,534,138

		UNITED KINGDOM: 13.5%
1,681,588		Alliance & Leicester PLC	26,245,629
1,599,243		Boots Group PLC	17,676,467
1,376,453		British American Tobacco PLC	26,207,401
6,230,882		Centrica PLC	26,345,685
1,805,801		Diageo PLC	26,050,088
6,477,066		Dixons Group PLC	17,823,861
1,071,903		GlaxoSmithKline PLC	26,609,139
3,265,034		Taylor Woodrow PLC	18,851,914
720,440		Provident Financial PLC	8,831,140
3,729,674		Rank Group PLC	18,223,749
2,224,116		United Utilities PLC	27,481,442
			240,346,515
		UNITED STATES: 37.1%
535,480		Altria Group, Inc.	35,952,127
400,322		Ameren Corp.	21,849,575
260,700	L	American Capital Strategies Ltd.	9,129,714
763,284		Bank of America Corp.	35,355,316
1,055,509		Bristol-Myers Squibb Co.	26,767,708
520,882		Chevron Corp.	28,013,034
561,361		Citigroup, Inc.	26,445,717
1,356,918		Citizens Communications Co.	18,508,362
980,946		ConAgra Foods, Inc.	25,651,738
221,116		Deluxe Corp.	8,935,298
199,200		Developers Diversified Realty Corp.	9,083,520
542,900		Equity Office Properties Trust	17,638,821
501,400		Equity Residential	18,000,260
403,211		General Maritime Corp.	16,838,091
447,103	L	IMPAC Mortgage Holdings, Inc.	8,897,350
802,377		KeyCorp	26,285,871
357,135		Kinder Morgan, Inc.	27,752,960
729,379		Lyondell Chemical Co.	17,315,457
813,337		Merck & Co., Inc.	26,384,652
983,826		New York Community Bancorp, Inc.	17,925,310
491,732		Public Service Enterprise Group, Inc.	27,291,126
168,867		Rayonier, Inc.	8,863,829
1,281,657		Sara Lee Corp.	26,004,820
1,131,732		SBC Communications Inc.	26,459,894
389,900		Simon Property Group, Inc.	26,793,928
776,965		Southern Co.	26,377,962
296,880	L	Thornburg Mortgage, Inc.	8,962,807
900,517		U.S. Bancorp	26,412,164
801,987		UST, Inc.	35,736,541
628,650		Washington Mutual, Inc.	25,963,245
			661,597,197
		Total Common Stock
		(Cost $1,757,323,791)	1,714,419,536

RIGHTS: 0.0%

		SWEDEN: 0.0%
429,600	@	Sandvik AB	253,540
		Total Rights
		(Cost $-)	253,540

WARRANTS: 2.4%
		LUXEMBOURG: 1.0%
4,093,000	@	Formosa Chemicals & Fibre Corp.	8,599,432
12,927,000	@, #	Mega Financial Holding Co. Ltd.	8,402,550
			17,001,982

		TAIWAN: 1.4%
25,503,000	@	China Steel Corp.	25,694,933
			25,694,933
		Total Warrants
		(Cost $47,025,594)	42,696,915

		Total Long-Term Investments
		(Cost $1,804,349,385)	1,757,369,991

No. of Contracts			Value
SHORT-TERM INVESTMENTS: 0.4%
OPTIONS: 0.2%
		AUSTRALIA: 0.0%
9,700		S&P/ASX 200 Index, 0.36, due 06/16/05	3,475
9,700		S&P/ASX 200 Index, 6.74, due 07/14/05	65,422
12,000		S&P/ASX 200 Index, 9.79, due 08/19/05	117,515
			186,412
		EUROPEAN UNION: 0.1%
25,500		Dow Jones Euro Stoxx 50 Index, 2.46, due 06/17/05	62,698
25,100		Dow Jones Euro Stoxx 50 Index, 12.82, due 07/15/05	321,817
20,000		Dow Jones Euro Stoxx 50 Index, 27.02, due 08/19/05	540,417
			924,932
		UNITED KINGDOM: 0.0%
6,150		Financial Times 100 Index, 5.12, due 06/17/05	31,516
6,200		Financial Times 100 Index, 20.72, due 07/15/05	128,486
5,000		Financial Times 100 Index, 50.90, due 08/19/05	254,482
			414,484
		UNITED STATES: 0.1%
134,000		S&P 500 Index, 0.08, due 06/17/05	11,379
131,000		S&P 500 Index, 3.69, due 07/15/05	483,696
105,000		S&P 500 Index, 8.45, due 08/19/05	887,636
			1,382,711
		Total Options
		(Cost $9,828,527)	2,908,539

Principal Amount			Value
	Securities Lending CollateralCC: 0.2%
$3,805,936	The Bank of New York Institutional Cash Reserves Fund		$3,805,936
	Total Short-Term Investments
	(Cost $13,634,463)		6,714,475

	Total Investments In Securities
	(Cost $1,817,983,848)*	99.0%	$1,764,084,466
	Other Assets and Liabilities—Net	1.0	17,042,326
	Net Assets	100.0%	$1,781,126,792

@	Non-income producing security
ADR	American Depositary Receipt
#
Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds' Board of Directors/Trustees.

cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at May 31, 2005.

*	Cost for federal income tax purposes is $1,817,992,715.
	Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$15,918,267
	Gross Unrealized Depreciation	(69,826,516)
	Net Unrealized Depreciation	$(53,908,249)

Percentage of
Industry	Net Assets
Agriculture	5.5%
Auto Manufacturers	1.0
Banks	17.8
Beverages	3.0
Building Materials	0.5
Chemicals	2.4
Coal	0.5
Commercial Services	1.5
Diversified Financial Services	2.0
Electric	8.7
Entertainment	1.0
Financial Index Options	0.2
Food	2.9
Forest Products and Paper	2.0
Gas	1.5
Hand/Machine Tools	1.0
Home Builders	1.1
Insurance	0.9
Investment Companies	0.5
Iron/Steel	0.5
Mining	1.9
Miscellaneous Manufacturing	1.0
Oil and Gas	9.4
Pharmaceuticals	4.5
Pipelines	2.0
Real Estate	1.5
Real Estate Investment Trusts	5.0
Retail	2.0
Savings and Loans	2.5
Semiconductors	1.5
Telecommunications	9.5
Transportation	2.0
Water	1.5
Securities Lending Collateral	0.2
Other Assets and Liabilities, Net	1.0
Net Assets	100.0%

No. of		Expiration	Strike
Contracts		Date	Price/Rate	Value

WRITTEN OPTIONS

Call Options Written
497,000	ABN AMRO Holding NV	06/17/05	$18.51	$329,051
194,000	Akzo Nobel NV	06/17/05	31.65	185,004
737,000	Alliance & Leicester PLC	06/17/05	8.52	162,562
267,000	Altria Group, Inc.	06/17/05	67.99	245,136
200,000	Ameren Corp.	06/17/05	53.10	285,743
131,000	American Capital Strategies Ltd.	06/17/05	34.59	98,907
814,000	Australia & New Zealand Banking Group Ltd.	06/17/05	21.82	79,937
388,000	Bank of America Corp.	06/17/05	46.64	145,541
480,000	Bank of Ireland	06/17/05	12.24	91,960
200,000	Belgacom SA	06/17/05	30.70	920
806,000	Boots Group PLC	06/17/05	5.87	159,634
531,000	Bristol-Myers Squibb Co.	06/17/05	25.74	151,817
703,000	British American Tobacco PLC	06/17/05	10.51	157,659
3,226,000	Centrica PLC	06/17/05	2.32	272,929
224,000	ChevronTexaco Corp.	06/17/05	51.28	609,719
232,000	Cia Siderurgica Nacional SA ADR	06/17/05	16.44	332,676
283,000	Citigroup, Inc.	06/17/05	47.66	116,446
686,000	Citizens Communications Co.	06/17/05	13.14	213,750
787,000	CLP Holdings Ltd.	06/17/05	44.60	8,525
663,000	Coca-Cola Amatil Ltd.	06/17/05	7.52	193,877
500,000	ConAgra Foods, Inc.	06/17/05	26.94	107,400
455,000	Danske Bank A/S ADR	06/17/05	170.98	296,209
112,000	Deluxe Corp.	06/17/05	40.33	247,322
625,000	Deutsche Telekom AG	06/17/05	14.72	358,133
100,000	Developers Diversified Realty Corp.	06/17/05	45.79	19,867
915,000	Diageo PLC	06/17/05	8.01	152,377
3,311,000	Dixons Group PLC	06/17/05	1.51	221,355
610,000	Endesa SA	06/17/05	17.62	181,841
1,708,000	Enel S.p.A.	06/17/05	7.18	403,030
134,000	Enerplus Resources Fund	06/17/05	34.52	174,976
628,000	ENI S.p.A.	06/17/05	19.52	994,333
272,000	Equity Office Properties Trust	06/17/05	33.14	70,816
249,000	Equity Residential	06/17/05	36.61	56,100
2,060,000	FirstRand Ltd.	06/17/05	13.88	52,681
53,000	Fording Canadian Coal Trust	06/17/05	85.71	282,995
473,000	Fortis	06/17/05	21.71	326,243
2,232,000	Foster's Group Ltd.	06/17/05	5.33	214,823
190,000	Frontline Ltd.	06/17/05	273.62	79,515
204,000	General Maritime Corp.	06/17/05	42.14	245,641
543,000	GlaxoSmithKline PLC	06/17/05	13.51	124,500
669,000	Hang Seng Bank Ltd.	06/17/05	105.34	26,354
5,349,000	Huaneng Power Intl., Inc.	06/17/05	5.65	45,998
223,000	IMPAC Mortgage Holdings, Inc.	06/17/05	20.07	73,679
55,000	Impala Platinum Holdings Ltd.	06/17/05	541.66	267,224
407,000	KeyCorp	06/17/05	33.37	87,481
178,000	Kinder Morgan, Inc.	06/17/05	75.97	398,818
372,000	Lyondell Chemical Co.	06/17/05	24.54	140,019
412,000	Merck & Co., Inc.	06/17/05	32.80	133,329
441,000	New York Community Bancorp, Inc.	06/17/05	17.52	353,419
18,988,000	PetroChinga Co., Ltd.	06/17/05	4.775	544,515
337,000	Petroleo Brasileiro SA ADR	06/17/05	40.36	684,293
312,000	Provident Financial PLC	06/17/05	6.67	80,698
245,000	Public Service Enterprise Group, Inc.	06/17/05	55.58	130,902
1,662,000	Rank Group PLC	06/17/05	2.52	535,261
85,000	Rayonier, Inc.	06/17/05	53.55	31,424
433,000	Riunione Adriatica di Sicurta S.p.A.	06/17/05	15.80	88,047
204,000	Royal Dutch Petroleum Co.	06/17/05	45.15	600,795
206,000	Sandvik AB	06/17/05	274.50	541,820
620,000	Santos Ltd.	06/17/05	9.64	319,623
565,000	Sara Lee Corp.	06/17/05	20.54	141,704
570,000	SBC Communications Inc.	06/17/05	23.69	194,377
195,000	Simon Property Group, Inc.	06/17/05	69.68	127,949
394,000	Southern Co.	06/17/05	34.32	87,128
266,000	Suncorp-Metway Ltd.	06/17/05	19.21	133,884
344,000	TABCORP Holdings Ltd.	06/17/05	14.73	262,265
667,000	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	06/17/05	242.00	135,662
1,457,000	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	06/17/05	9.16	678,402
1,638,000	Taylor Woodrow PLC	06/17/05	2.97	526,459
319,000	TDC A/S	06/17/05	255.60	728,721
2,119,000	Telecom Corp. of New Zealand Ltd.	06/17/05	6.01	127,087
5,579,000	Telecom Italia SpA	06/17/05	2.20	90,311
149,000	Thornburg Mortgage, Inc.	06/17/05	30.06	32,988
182,000	TransCanada Corp.	06/17/05	31.00	8,481
455,000	U.S. Bancorp	06/17/05	29.55	124,689
1,605,000	UniCredito Italiano S.p.A.	06/17/05	4.30	70,202
511,000	United Overseas Bank Ltd.	06/17/05	14.64	13,414
1,100,000	United Utilities PLC	06/17/05	6.25	510,341
600,000	UPM-Kymmene Oyj	06/17/05	15.32	408,222
265,000	UST, Inc.	06/17/05	43.56	252,503
195,000	Volvo AB	06/17/05	291.50	343,369
319,000	Washington Mutual, Inc.	06/17/05	42.09	71,273
278,000	Wesfarmers Ltd.	06/17/05	36.03	237,650
1,060,000	Westfield Group	06/17/05	16.68	238,458
	Total Liability for Call Options Written
	(Premiums Received $15,799,472)			$19,081,188

Item 2. Controls and Procedures.

(a)
Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)
There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Global Equity Dividend and Premium Opportunity Fund

By	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	July 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	July 29, 2005

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	July 29, 2005